--------------------------------------------------------------------------------
                                  SMITH BARNEY

                               INTERNATIONAL LARGE

                                    CAP FUND
--------------------------------------------------------------------------------

                        ANNUAL REPORT | DECEMBER 31, 2000







                                [LOGO] SMITH BARNEY
                                       MUTUAL FUNDS
                YOUR SERIOUS MONEY. PROFESSIONALLY MANAGED.(SM)

--------------------------------------------------------------------------------
             NOT FDIC INSURED o NOT BANK GUARANTEED o MAY LOSE VALUE
--------------------------------------------------------------------------------

                           Annual Report o December 31, 2000

MATTHEW BOWYER,            SMITH BARNEY INTERNATIONAL
PORTFOLIO MANAGER          LARGE CAP FUND

[PHOTO OMITTED]
MATTHEW BOWYER
--------------------------------------------------------------------------------

Matthew Bowyer has more than 14 years of securities business experience and has been managing the Fund since February 1999.

Education: BA from Harvard University, MSc from the London School of Economics

--------------------------------------------------------------------------------
FUND OBJECTIVE
--------------------------------------------------------------------------------

The Fund's goal is to provide long-term capital growth. Dividend income, if any, is incidental to this goal. Of course, there is no assurance that the Fund will achieve its goal.

--------------------------------------------------------------------------------
FUND FACTS
--------------------------------------------------------------------------------

FUND INCEPTION
--------------------------------------
Class A -- 3/1/91
Class B -- 1/4/99
Class L -- 9/22/00

MANAGER TENURE
--------------------------------------
Since February 1999

MANAGER'S INVESTMENT
INDUSTRY EXPERIENCE
--------------------------------------
16 Years

         Class A  Class B  Class L
--------------------------------------
NASDAQ      CIGIX    SILCX  SILLX
--------------------------------------
Inception  3/1/91   1/4/99 9/22/00
--------------------------------------


AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2000

                      WITHOUT SALES CHARGES(1)
                   Class A    Class B     Class L
-------------------------------------------------------
One-Year           (24.82)%   (25.44)%     --
-------------------------------------------------------
Five-Year            5.29%      --         --
-------------------------------------------------------
Ten-Year             --         --         --
-------------------------------------------------------
Since Inception+     5.90%     (0.81)%    (8.50)%*
-------------------------------------------------------

                        WITH SALES CHARGES(2)
                   Class A    Class B    Class L
-------------------------------------------------------
One-Year           (28.58)%   (29.17)%     --
-------------------------------------------------------
Five-Year            4.22%      --         --
-------------------------------------------------------
Ten-Year             --         --         --
-------------------------------------------------------
Since Inception+     5.35%     (2.86)%   (10.41)%*
-------------------------------------------------------


(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect deduction of all applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any at net asset value. In addition, Class A and L shares reflect the deduction of the maximum sales charge of 5.00% and 1.00%, respectively; and Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from initial purchase. Thereafter, this CDSC declines by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.

    All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost.

  + Inception dates for Class A, B and L shares are March 1, 1991, January 4,
    1999 and September 22, 2000, respectively.

  * Not Annualized

--------------------------------------------------------------------------------
WHAT'S INSIDE

Message from the President .........................   1
Fund at a Glance ...................................   2
Shareholder Letter .................................   3

SMITH BARNEY INTERNATIONAL LARGE CAP FUND
Statement of Assets and Liabilities ................   6
Statement of Operations ............................   7
Statement of Changes in Net Assets .................   8
Financial Highlights ...............................   9
Notes to Financial Statements ......................  12
Independent Auditors' Report .......................  15

INTERNATIONAL EQUITY PORTFOLIO
Portfolio of Investments ...........................  16
Statement of Assets and Liabilities ................  19
Statement of Operations ............................  20
Statement of Changes in Net Assets .................  21
Financial Highlights ...............................  22
Notes to Financial Statements ......................  23
Independent Auditors' Report .......................  26

   [LOGO] SMITH BARNEY
          MUTUAL FUNDS
Your Serious Money Professionally Managed (SM)

--------------------------------------------------------------------------------
 Investment Products: Not FDIC Insured o Not Bank Guaranteed o May Lose Value
--------------------------------------------------------------------------------
                                                                     67499  1/01

--------------------------------------------------------------------------------
                           MESSAGE FROM THE PRESIDENT
--------------------------------------------------------------------------------

The year 2000 began on a strong note, as investor appetite for "New Economy"(1) stocks drove a sharp rally across global markets. Fears about Year 2000 technology disruptions were quickly dispelled, and consumer confidence ran high.

The favorable environment began to change, however, when trends that had been overlooked in late 1999 began to take effect, such as increasing interest rates, the euro's2 persistent weakness against the dollar, and a spike in oil prices. The combination of these factors resulted in a sharp decline in stock prices throughout the year, especially in the technology sector.

The Smith Barney International Large Cap Fund seeks long-term capital growth by investing primarily in common stocks of foreign companies that the Fund's manager believes have above-average prospects for growth, including companies in developing countries. Matthew Bowyer and his investment team seek to reduce the Fund's volatility by spreading the portfolio's investments across a number of different regions. Matthew and his investment team believe that the volatility of the international markets underscores the importance of a diversified approach.

[PHOTO]

HEATH B. MCLENDON
PRESIDENT
-------------------

As the global economy becomes more balanced and the U.S. markets are marked by higher volatility and continued corporate earnings pressure, it has become more important than ever to choose an investment manager you trust.

When you invest with SSB Citi Asset Management Group ("SSB Citi"), you are backed by the experience and resources of one of the world's largest and most well-respected financial institutions.

We thank you for entrusting SSB Citi with the management of your assets.

Sincerely,




/s/ Heath B. McLendon
----------------------
Heath B. McLendon
President
JANUARY 5, 2001




--------------
(1)THE NEW ECONOMY REPRESENTS THOSE COMPANIES IN THE TECHNOLOGY,
   TELECOMMUNICATIONS, AND INTERNET SECTORS.

(2)THE EURO IS THE SINGLE CURRENCY OF THE EUROPEAN MONETARY UNION THAT WAS ADOPTED BY BELGIUM, GERMANY, SPAIN, FRANCE, IRELAND, ITALY, LUXEMBOURG, THE NETHERLANDS, AUSTRIA, PORTUGAL AND FINLAND ON JANUARY 1, 1999. THE MSCI EAFE INDEX IS AN UNMANAGED INDEX OF COMMON STOCKS OF COMPANIES LOCATED IN EUROPE, AUSTRALASIA AND THE FAR EAST. PLEASE NOTE THAT AN INVESTOR CANNOT INVEST DIRECTLY IN AN INDEX.

                      1 | 2000 Annual Report to Shareholders

--------------------------------------------------------------------------------
 SMITH BARNEY INTERNATIONAL LARGE CAP FUND AT A GLANCE
--------------------------------------------------------------------------------

GROWTH OF $10,000 INVESTED IN SHARES OF THE
SMITH BARNEY INTERNATIONAL LARGE CAP FUND CLASS A VS. BENCHMARKS
--------------------------------------------------------------------------------


GROWTH OF A
$10,000
INVESTMENT

A $10,000 investment in the Fund made at inception would have grown to $19,973 with sales charge (as of 12/31/00). The graph shows how the Fund compares to its benchmarks over the same period.

[Data below represents line chart in printed piece.]

           SMITH BARNEY       LIPPER
           INTERNATIONAL   INTERNATIONAL     MSCI EAFE
           LARGE CAP FUND  EQUITY FUNDS       GROWTH
              CLASS A        AVERAGE          INDEX
3/1/91         9500           10000          10000
3/31/91        9420           9708           9401
4/30/91        9740           9831           9495.95
5/31/91        9740           9942           9595.66
6/30/91        9760           9451           8890.38
7/31/91        9800           9828           9329.56
8/31/91        9910           9748           9142.04
9/30/91        10150          10022          9660.39
10/31/91       10200          10081          9799.5
11/30/91       9860           9745           9344.8
12/31/91       10160.7        10203          9833.54
1/31/92        10411.5        10281          9629
2/29/92        10602          10282          9290.06
3/31/92        10090.5        9927           8681.56
4/30/92        10361.3        10143          8728.44
5/31/92        10933          10648          9318.48
6/30/92        10622.1        10356          8882.38
7/31/92        10170.7        9971           8661.21
8/31/92        10220.9        10072          9210.33
9/30/92        9909.94        9864           9034.41
10/31/92       9749.45        9595           8565.52
11/30/92       9899.91        9632           8651.18
12/31/92       10013          9741           8701.36
1/31/93        10013          9792           8705.71
2/28/93        9972.81        10039          8973.84
3/31/93        10535.8        10603          9761.75
4/30/93        10797.2        11148          10693
5/31/93        11088.7        11401          10924
6/30/93        10827.3        11172          10755.8
7/31/93        10797.2        11506          11134.4
8/31/93        11390.3        12241          11737.8
9/30/93        11500.9        12215          11476.1
10/31/93       12043.8        12790          11831.8
11/30/93       11812.5        12382          10800.1
12/31/93       12998.8        13608          11582
1/31/94        13632.2        14400          12564.2
2/28/94        13089.3        14075          12531.5
3/31/94        12144.3        13423          11993.9
4/30/94        12144.3        13749          12506.1
5/31/94        12084          13713          12437.3
6/30/94        11903          13558          12616.4
7/31/94        12184.5        13934          12740
8/31/94        12747.5        14346          13044.5
9/30/94        12456          13992          12636.5
10/31/94       12345.4        14258          13059.8
11/30/94       11973.4        13558          12435
12/31/94       11509          13418          12515.8
1/31/95        10653.9        12738          12037.7
2/28/95        10915.5        12756          12006.4
3/31/95        11770.6        13162          12759.2
4/30/95        12052.3        13590          13242.8
5/31/95        12243.4        13703          13087.9
6/30/95        12665.9        13703          12861.5
7/31/95        13329.9        14439          13665.3
8/31/95        13360.1        14169          13147.4
9/30/95        13641.8        14379          13407.7
10/31/95       13480.8        14206          13051.1
11/30/95       13340          14351          13417.8
12/31/95       13590.3        14787          13961.2
1/31/96        13782.1        15123          14021.2
2/29/96        13630.7        15180          14071.7
3/31/96        13994.2        15437          14374.3
4/30/96        14448.5        15917          14795.4
5/31/96        14327.4        15869          14526.2
6/30/96        14367.5        15974          14611.9
7/31/96        13692.5        15380          14188.1
8/31/96        13553.2        15551          14222.2
9/30/96        13799.7        15884          14603.3
10/31/96       13628.2        15771          14457.3
11/30/96       14035.4        16440          15035.6
12/31/96       13942.3        16491          14846.1
1/31/97        13410.2        16437          14329.5
2/28/97        13599.4        16669          14567.4
3/31/97        13694          16706          14624.2
4/30/97        13765          16739          14704.6
5/31/97        14498.1        17727          15664.8
6/30/97        15352.6        18548          16532.6
7/31/97        15734.3        19054          16803.8
8/31/97        14672.7        17671          15551.9
9/30/97        15817.9        18761          16425.9
10/31/97       14601.1        17346          15167.7
11/30/97       14529.5        17185          15016
12/31/97       14661          17328          15151.2
1/31/98        15328.6        17735          15848.1
2/28/98        16098.9        18906          16868.7
3/31/98        16676.6        19872          17391.7
4/30/98        16805          20144          17532.5
5/31/98        16779.3        20164          17451.9
6/30/98        17030.1        20009          17588
7/31/98        17285.3        20299          17770.9
8/31/98        15123          17400          15572.6
9/30/98        14639.5        16772          15099.2
10/31/98       15808          18016          16677.1
11/30/98       16492.9        18947          17536
12/31/98       17243.9        19529          18232.2
1/31/99        17271.3        19681          18182.9
2/28/99        16751.2        19161          17753.8
3/31/99        17230.2        19830          18499.5
4/30/99        17613.4        20740          19252.4
5/31/99        16764.9        19888          18264.8
6/30/99        17640.6        20934          18980.7
7/31/99        18179.8        21474          19550.2
8/31/99        18083          21663          19626.4
9/30/99        18262.7        21745          19828.6
10/31/99       19396.4        22582          20576.1
11/30/99       20640.6        24328          21296.3
12/31/99       23392.3        27242          23210.8
1/31/00        22114          25703          21739.2
2/29/00        23700.9        27230          22328.4
3/31/00        24097.6        27445          23199.2
4/30/00        22466.6        25705          21983.5
5/31/00        21203          24872          21451.5
6/30/00        21518.2        25974          22294.6
7/31/00        20312.8        25052          21364.9
8/31/00        20476.5        25463          21555
9/30/00        19137.2        24014          20509.6
10/31/00       18184.8        23113          20029.7
11/30/00       17306.8        22057          19282.6
12/30/00       17587.3        22869          19972.9


The graph includes the initial sales charge on the Fund (no comparable charge exists for the Index) and assumes all dividends and distributions from the Fund are reinvested at Net Asset Value.

Notes: All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Total return figures "with sales charge" are provided in accordance with SEC guidelines for comparative purposes for prospective investors, and reflect voluntary fee waivers which may be terminated at any time. If the waivers were not in place, the Fund's returns would have been lower. The maximum sales charge of 5.00% went into effect on January 4, 1999. Investors may not invest directly in an index.

----------------------------------------
      TOP TEN EQUITY HOLDINGS*
----------------------------------------

 1. NOKIA AB .................  3.27%

 2. ASTRAZENECA ..............  3.26

 3. VODAFONE .................  3.24

 4. NESTLE SA ................  2.89

 5. INGGROEP NV ..............  2.49

 6. NOVARTIS AG ..............  2.21

 7. AVENTIS SA ...............  2.17

 8. SCOTTISH POWER ...........  2.15

 9. BP AMOCO .................  2.10

10. ALCATEL ..................  2.09

* As a percentage of total investments.


----------------------------------------
         PORTFOLIO BREAKDOWN
----------------------------------------

[Data below represents pie chart in printed piece.]

JAPAN            22.7%
SINGAPORE         1.2%
EUROPE           72.9%
HONG KONG         1.1%
**SHORT-TERM      2.1%

** Includes cash and net other assets

                      2 | 2000 Annual Report to Shareholders

DEAR SHAREHOLDER,

We are pleased to provide the annual report for the Smith Barney International Large Cap Fund (the "Fund") for the year ended December 31, 2000. In this report, we have summarized the period's prevailing economic and market conditions and outlined our investment strategy. A detailed summary of the Fund's performance can be found in the appropriate sections that follow. We hope you find this report to be useful and informative.

PERFORMANCE UPDATE

For the year ended December 31, 2000, the Fund's Class A shares, without and with sales charges, returned total returns of negative 24.82% and negative 28.58%, respectively. In comparison, the Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE(R) Index")(1) returned negative 13.96% for the same period. Past performance is not indicative of future results.

INVESTMENT STRATEGY AND PORTFOLIO UPDATE

We look to own companies with high growth potential, reasonable valuation and strong business prospects. In the interests of reducing risk, the Fund's portfolio is comprised of businesses from a wide range of countries and industries worldwide.

Our stock selection process can best be described as disciplined, yet flexible. Our global portfolio teams, based in London and Asia, have direct access to the regions and industries where our candidates do business. Our research teams cover hundreds of companies and work closely together both within and across industry teams in a seamless fashion to reach a prudent consensus on which stocks to purchase. They look for high growth potential, reasonable valuations and strong business prospects when selecting stocks.

--------------------------------------------------------------------------------
                    THERE'S A WORLD OF OPPORTUNITY OUT THERE.
                   PARTICIPATION IN THE INTERNATIONAL ECONOMY
                    THROUGH INVESTMENTS IN POTENTIAL GROWTH
                      BUSINESSES OFFERS INVESTORS A PROVEN
                      PORTFOLIO DIVERSIFICATION STRATEGY.
                   INVESTMENTS IN LARGE-CAP BUSINESSES ABROAD
                   CAN HELP EXPAND THE RANGE OF OPPORTUNITIES
                            FOR AMERICAN INVESTORS.
--------------------------------------------------------------------------------

Each stock analyst builds intensive, detailed company models from the ground up that seek to participate in a particular company's future financial performance. These models are based on the company's competitive position within the industry, quality of product offerings, costs and risks. These intensive models detail the analyst's assumptions for potential profitability for the company going forward and provide some of the necessary information to forecast company fundamentals and make stock recommendations. Our research teams look to ensure consistency in industry and accounting assumptions which in turn can allow for better comparisons of earnings forecasts.

-----------

(1) THE MSCI EAFE INDEX IS AN UNMANAGED INDEX OF COMMON STOCKS OF COMPANIES LOCATED IN EUROPE, AUSTRALASIA AND THE FAR EAST. PLEASE NOTE THAT AN INVESTOR CANNOT INVEST DIRECTLY IN AN INDEX.

                      3 | 2000 Annual Report to Shareholders

--------------------------------------------------------------------------------
                   DESPITE THE TREMENDOUS RETURNS OF THE U.S.
                  STOCK MARKET IN THE PAST FEW YEARS, THE U.S.
                   HAS YET TO BE THE TOP-PERFORMING MARKET IN
                   ANY ONE YEAR OVER THE LAST TWO DECADES.(2)
--------------------------------------------------------------------------------

MARKET UPDATE AND OUTLOOK

For the most part, international growth stocks performed poorly last year. In 2000, the euro continued its decline, causing dislocations throughout the world. Rising energy prices caused inflationary expectations to escalate in Europe and helped dampen consumer sentiment. In contrast with our bullishness on select Japanese companies early in the year, the pace of reform in Japan has been a major disappointment.

--------------------------------------------------------------------------------
                     THE SILVER LINING OF THE EURO'S DECLINE
                            HAS BEEN THE IMPROVEMENT
                          IN EUROPEAN COMPETITIVENESS.
--------------------------------------------------------------------------------

During the period, most of the positive contributors to Fund performance came from our European stock selections, particularly in the U.K., Holland and France. In combination with our holdings in British cyclical building stocks, our overweight in the financials, food and pharmaceutical sectors of the U.K. helped to offset the decline in our Japanese technology holdings. In our view, one of the main drags on Fund performance during the period came from our overweight in Japan in the fourth quarter of 2000. In addition, the Fund benefited from its defensive holdings in Swiss Novartis and Nestle during the period.

We viewed Japan positively early in the Fund's fiscal year because of our expectations for restored profitability and accelerating corporate earnings. However, the Japanese economy lapsed back into recession, causing a crisis in consumer confidence as hopes for meaningful governmental reform in Japan faded.

At the end of the Fund's fiscal year, we rebalanced the portfolio based on our outlook for regional markets. We are currently neutral in Japan and overweighted in U.K. holdings versus the Fund's benchmark because we believe the U.K. possesses both more attractive relative valuation and comparatively better cyclical economic prospects going forward. The previous strength of the British pound sterling hurt the corporate sector during the period but recent sterling depreciation leads us to expect that situation may change and we have positioned the Fund's portfolio accordingly.


------------
(2) OF COURSE THERE ARE CERTAIN RISKS ASSOCIATED WITH INTERNATIONAL INVESTING. SUCH RISKS INCLUDE CURRENCY FLUCTUATIONS AND SOCIAL AND ECONOMIC INSTABILITY. THE FUND MAY ALSO INVEST IN ISSUERS LOCATED IN DEVELOPING MARKETS. ALL OF THE RISKS OF INTERNATIONAL INVESTING ARE HEIGHTENED BY INVESTING IN DEVELOPING MARKETS.

                      4 | 2000 Annual Report to Shareholders

Our outlook for European economic growth and corporate profitability is positive as the region is less dependent on the U.S. and may be somewhat behind the U.S. in the economic cycle. In addition, we believe there is still more room for greater productivity in Europe if corporate spending on technology continues. Japan remains an enigma, and while there is certainly room for improvements in productivity there, we expect that the pace of change should remain slow and that is why the Fund is currently neutral in its weighting of Japan holdings versus the benchmark.

Thank you for your investment in the Smith Barney International Large Cap Fund.

Sincerely,




/s/ Matthew Bowyer
------------------
Matthew Bowyer
Vice President and Investment Officer

JANUARY 9, 2001











------------
THE INFORMATION PROVIDED IN THIS LETTER REPRESENTS THE OPINION OF THE MANAGER AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS OR INVESTMENT ADVICE. FURTHER, THERE IS NO ASSURANCE THAT CERTAIN SECURITIES WILL REMAIN IN OR OUT OF THE FUND. PLEASE REFER TO PAGES 16 THROUGH 18 FOR A LIST AND PERCENTAGE BREAKDOWN OF THE FUND'S HOLDINGS. ALSO, PLEASE NOTE ANY DISCUSSION OF THE FUND'S HOLDINGS IS AS OF DECEMBER 31, 2000 AND IS SUBJECT TO CHANGE.

                      5 | 2000 Annual Report to Shareholders

SMITH BARNEY INTERNATIONAL LARGE CAP FUND
--------------------------------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES                           DECEMBER 31, 2000
--------------------------------------------------------------------------------

ASSETS:
     Investment in International Equity Portfolio, at value (Note 1A)                            $27,857,286
     Receivable for shares of beneficial interest sold                                               136,308
     Other assets                                                                                     24,741
--------------------------------------------------------------------------------------------------------------
     TOTAL ASSETS                                                                                 28,018,335
--------------------------------------------------------------------------------------------------------------
LIABILITIES:
     Payable for shares of beneficial interest repurchased                                            62,589
     Payable to affiliates -- Shareholder Servicing Agent's fees (Note 3)                              5,795
     Accrued expenses and other liabilities                                                           45,486
--------------------------------------------------------------------------------------------------------------
     TOTAL LIABILITIES                                                                               113,870
--------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                       $27,904,465
==============================================================================================================
NET ASSETS CONSIST OF:
     Paid-in capital                                                                             $29,815,954
     Unrealized depreciation                                                                        (753,106)
     Accumulated net realized loss                                                                (1,158,383)
--------------------------------------------------------------------------------------------------------------
     TOTAL                                                                                       $27,904,465
--------------------------------------------------------------------------------------------------------------
COMPUTATION OF
CLASS A SHARES:
     Net Asset Value per share ($27,365,072/2,509,397 shares outstanding)                             $10.91
     Offering Price per share ($10.91 / 0.95)                                                         $11.48*
==============================================================================================================
CLASS B SHARES:
     Net Asset Value per share and offering price ($434,057/40,463 shares outstanding)                $10.73**
==============================================================================================================
CLASS L SHARES:
     Net Asset Value per share and offering price ($105,336/9,433 shares outstanding)                 $11.17
     Offering Price per share ($11.17 / 0.99)                                                         $11.28**
==============================================================================================================
 * BASED UPON SINGLE PURCHASES OF LESS THAN $25,000.
** REDEMPTION  PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY  APPLICABLE
   CONTINGENT DEFERRED SALES CHARGES.





                       SEE NOTES TO FINANCIAL STATEMENTS.

                      6 | 2000 Annual Report to Shareholders

SMITH BARNEY INTERNATIONAL LARGE CAP FUND
--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

FOR THE YEAR ENDED DECEMBER 31, 2000

INVESTMENT INCOME (NOTE 1B):
     Dividend Income from International Equity Portfolio                            $   207,816
     Allocated Expenses from International Equity Portfolio                            (259,831)
     Foreign Taxes Reclaimed                                                              9,759
-------------------------------------------------------------------------------------------------
     TOTAL INVESTMENT LOSS                                                              (42,256)
-------------------------------------------------------------------------------------------------
EXPENSES:
     Administrative fees (Note 2)                                                        78,076
     Shareholder Servicing Agents' fees Class A(Note 3)                                  63,942
     Shareholder Servicing Agents' fees Class B(Note 3)                                     662
     Service fees Class A (Note 4)                                                       25,577
     Service fees Class B (Note 4)                                                        4,413
     Service fees Class L (Note 4)                                                           71
     Expense fees (Note 7)                                                               55,858
-------------------------------------------------------------------------------------------------
     TOTAL EXPENSES                                                                     228,599
     Less: aggregate amount waived by the Administrative Fees,
        Shareholders Servicing Agent and the Distributor (Notes 2, 3 and 4)             (29,662)
-------------------------------------------------------------------------------------------------
     NET EXPENSES                                                                       198,937
-------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                                    (241,193)
-------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INTERNATIONAL EQUITY PORTFOLIO:
     Net realized gain                                                                  868,740
     Unrealized depreciation                                                         (8,114,689)
-------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS FROM INTERNATIONAL EQUITY PORTFOLIO                 (7,245,949)
-------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                $(7,487,142)
=================================================================================================







                       SEE NOTES TO FINANCIAL STATEMENTS.

                      7 | 2000 Annual Report to Shareholders

SMITH BARNEY INTERNATIONAL LARGE CAP FUND

--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


FOR THE YEAR ENDED DECEMBER 31,                                                                   2000            1999
============================================================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
     Net investment loss                                                                    $     (241,193)    $   (104,174)
     Net realized gain                                                                             868,740        2,000,083
     Unrealized appreciation (depreciation)                                                     (8,114,689)       4,731,181
----------------------------------------------------------------------------------------------------------------------------
     NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                            (7,487,142)       6,627,090
----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net realized gain Class A                                                                  (2,332,171)      (1,577,443)
     Net realized gain Class B                                                                     (34,958)         (17,951)
     Net realized gain Class L                                                                      (3,011)              --
----------------------------------------------------------------------------------------------------------------------------
     DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                  (2,370,140)      (1,595,394)
----------------------------------------------------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (NOTE 6):
CLASS A
     Net proceeds from sale of shares                                                           16,490,042        5,174,767
     Net asset value of shares issued to shareholders from reinvestment of distributions         2,228,760        1,548,991
     Cost of shares repurchased                                                                 (6,732,005)      (7,777,297)
----------------------------------------------------------------------------------------------------------------------------
     Total Class A                                                                              11,986,797       (1,053,539)
----------------------------------------------------------------------------------------------------------------------------
CLASS B*
     Net proceeds from sale of shares                                                              346,725          290,552
     Net asset value of shares issued to shareholders from reinvestment of distributions            33,616           17,012
     Cost of shares repurchased                                                                    (96,223)         (36,825)
----------------------------------------------------------------------------------------------------------------------------
     Total Class B                                                                                 284,118          270,739
----------------------------------------------------------------------------------------------------------------------------
CLASS L**
     Net proceeds from sale of shares                                                              111,231               --
     Net asset value of shares issued to shareholder from reinvestment of distributions              3,011               --
     Cost of shares repurchased                                                                     (4,539)              --
----------------------------------------------------------------------------------------------------------------------------
     Total Class L                                                                                 109,703               --
----------------------------------------------------------------------------------------------------------------------------
     NET INCREASE (DECREASE) IN NET ASSETS FROM
        TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST                                           12,380,618         (782,800)
----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                                                                       2,523,336        4,248,896
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
     Beginning of period                                                                        25,381,129       21,132,233
----------------------------------------------------------------------------------------------------------------------------
     END OF PERIOD                                                                             $27,904,465      $25,381,129
============================================================================================================================

 *  JANUARY 4, 1999 (COMMENCEMENT OF OPERATIONS).
**  SEPTEMBER 22, 2000 (COMMENCEMENT OF OPERATIONS).



                       SEE NOTES TO FINANCIAL STATEMENTS.

                      8 | 2000 Annual Report to Shareholders

SMITH BARNEY INTERNATIONAL LARGE CAP FUND

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------



                                                                          YEAR ENDED DECEMBER 31,
                                                      ----------------------------------------------------------------
CLASS A SHARES                                        2000           1999          1998          1997         1996
=======================================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD                 $15.92         $12.60        $11.42        $11.79       $13.46
INCOME FROM OPERATIONS:
  Net investment income (loss)                       (0.093)        (0.077)+      (0.009)+       0.004+       0.028
  Net realized and unrealized gain (loss)            (3.858)          4.452        1.996         0.592+       0.314
-----------------------------------------------------------------------------------------------------------------------
Total From Operations                                (3.951)         4.375         1.987         0.596        0.342
-----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                                --             --          (0.008)       (0.025)      (0.021)
  In excess of net investment income                   --             --          (0.001)          --          --
  Net realized gain                                  (1.059)        (1.055)       (0.798)       (0.941)      (1.991)
-----------------------------------------------------------------------------------------------------------------------
Total Distributions                                  (1.059)        (1.055)       (0.807)       (0.966)      (2.012)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                       $10.91         $15.92        $12.60        $11.42       $11.79
=======================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's omitted)         $27,365        $25,058       $21,132       $18,333      $32,589
  Ratio of expenses to average net assets (A)          1.75%          1.75%         1.75%         1.75%        1.75%
  Ratio of net investment income (loss)
      to average net assets                           (0.91)%        (0.49)%       (0.17)%        0.03%        0.18%
-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                         (24.82)%       %35.66%        17.62%         5.15%        2.59%
=======================================================================================================================
NOTE: IF AGENTS OF THE FUND FOR THE PERIODS INDICATED HAD NOT VOLUNTARILY WAIVED A PORTION OF THEIR FEES THE NET
INVESTMENT INCOME (LOSS) PER SHARE AND THE RATIOS WOULD HAVE BEEN AS FOLLOWS:

  Net investment loss per share                     $(0.109)       $(0.210)      $(0.011)      $(0.004)+    $(0.002)+
  RATIOS:
  Expenses to average net assets (A)                   1.91%          1.90%         1.80%         1.82%        1.94%
  Net investment loss to average net assets           (1.07)%        (0.64)%       (0.22)%       (0.04)%      (0.01)%
=======================================================================================================================

 + THE PER SHARE AMOUNTS WERE COMPUTED USING A MONTHLY AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE YEAR.
(A) INCLUDES THE FUND'S SHARE OF INTERNATIONAL EQUITY PORTFOLIO ALLOCATED EXPENSES FOR THE PERIODS INDICATED.




                       SEE NOTES TO FINANCIAL STATEMENTS.

                      9 | 2000 Annual Report to Shareholders

SMITH BARNEY INTERNATIONAL LARGE CAP FUND

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                                       JANUARY 4, 1999
                                                                    YEAR                (COMMENCEMENT
                                                                    ENDED             OF OPERATIONS) TO
CLASS BSHARES                                                 DECEMBER 31, 2000       DECEMBER 31, 1999
==========================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD                                 $15.81                  $12.87
----------------------------------------------------------------------------------------------------------
INCOME FROM OPERATIONS:
     Net investment loss                                             (0.174)                 (0.095)
     Net realized and unrealized gain (loss)                         (3.847)                  4.090
----------------------------------------------------------------------------------------------------------
Total From Operations                                                (4.021)                  3.995
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
     Net realized gain                                               (1.059)                 (1.055)
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                       $10.73                  $15.81
==========================================================================================================
RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (000's omitted)                         $434                    $323
     Ratio of expenses to average net assets (A)                       2.50%                   2.50%*
     Ratio of net investment loss to average net assets               (1.60)%                 (1.24)%*
----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                         (25.44)%                 31.95%**
==========================================================================================================
NOTE: IF AGENTS OF THE FUND FOR THE PERIODS INDICATED HAD NOT VOLUNTARILY WAIVED
A PORTION OF THEIR FEES THE NET  INVESTMENT  LOSS PER SHARE AND THE RATIOS WOULD
HAVE BEEN AS FOLLOWS:

     Net investment loss per share                                  $(0.192)                  $(0.108)
     RATIOS:
     Expenses to average net assets (A)                                2.66%                     2.70%*
     Net investment loss to average net assets                       (1.76)%                   (1.44)%*
==========================================================================================================

  * ANNUALIZED
 ** NOT ANNUALIZED
(A) INCLUDES THE FUND'S SHARE OF INTERNATIONAL EQUITY PORTFOLIO ALLOCATED EXPENSES FOR THE PERIODS INDICATED.




                       SEE NOTES TO FINANCIAL STATEMENTS.

                     10 | 2000 Annual Report to Shareholders

SMITH BARNEY INTERNATIONAL LARGE CAP FUND

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                SEPTEMBER 22, 2000
                                                                   (COMMENCEMENT
                                                                  OF OPERATIONS)
CLASS L SHARES                                                 TO DECEMBER 31, 2000
=======================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD                                 $13.20
---------------------------------------------------------------------------------------
INCOME FROM OPERATIONS:
     Net investment loss                                             (0.014)
     Net realized and unrealized loss                                (1.147)
---------------------------------------------------------------------------------------
Total From Operations                                                (1.161)
---------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
     Net realized gain                                               (0.869)
---------------------------------------------------------------------------------------
Total Distributions                                                  (0.869)
---------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                       $11.17
=======================================================================================
RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (000's omitted)                         $105
     Ratio of expenses to average net assets (A)                       2.35%*
     Ratio of net investment loss to average net assets              (1.84)%*
---------------------------------------------------------------------------------------
TOTAL RETURN                                                          (8.50)%**
=======================================================================================
NOTE: IF AGENTS OF THE FUND FOR THE PERIODS INDICATED HAD NOT VOLUNTARILY WAIVED
A PORTION OF THEIR FEES THE NET  INVESTMENT  LOSS PER SHARE AND THE RATIOS WOULD
HAVE BEEN AS FOLLOWS:

     Net investment loss per share                                  $(0.019)
     RATIOS:
     Expenses to average net assets (A)                                3.00%*
     Net investment loss to average net assets                        (2.49)%*
=======================================================================================

 *  ANNUALIZED
**  NOT ANNUALIZED
(A) INCLUDES THE FUND'S SHARE OF INTERNATIONAL EQUITY PORTFOLIO ALLOCATED EXPENSES.








                       SEE NOTES TO FINANCIAL STATEMENTS.

                     11 | 2000 Annual Report to Shareholders

SMITH BARNEY INTERNATIONAL LARGE CAP FUND

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. Significant Accounting Policies

Smith Barney International Large Cap Fund (formerly CitiFunds International Growth Portfolio) (the "Fund") is a separate diversified series of CitiFunds International Trust (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund currently invests all of its investable assets in International Equity Portfolio (the "Portfolio"), a management investment company for which Citibank, N.A. ("Citibank") serves as Investment Manager. The value of such investment reflects the Fund's proportionate interest (70.0% at December 31, 2000) in the net assets of the Portfolio. CFBDS, Inc ("CFBDS"), acted as the Fund's Sub-Administrator through December 31, 2000. CFBDSacted as the Fund's Distributor until August 31, 2000. Effective September 1, 2000 Salomon Smith Barney Inc. became the Fund's Distributor.

The Fund offers Class A, Class B and Class L shares. Class A shares have a front-end, or initial, sales charge. This sales charge may be reduced or eliminated in certain circumstances. Class B shares have no front-end sales charge, pay a higher ongoing distribution fee than Class A, and are subject to a deferred sales charge if sold within six years of purchase. Class L shares have a front-end, or initial, sales charge and are subject to a deferred sales charge if sold within one year of purchase. Class B shares automatically convert into Class A shares after eight years. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the net assets of the Fund if the Fund were liquidated. Class A shares have lower expenses than Class B shares. For the year ended December 31, 2000, the Distributor received $7,829 and $0 from sales of Class A and Class L shares, respectively, and $1,546 in deferred sales charges from redemptions of Class B shares.

The  financial   statements  of  the  Portfolio,   including  the  portfolio  of
investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The significant accounting policies consistently followed by the Fund are as follows:

A. INVESTMENT VALUATION Valuation of securities by the Portfolio is discussed in
Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

B. INVESTMENT INCOME The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio.

C. FEDERAL TAXES The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investment transactions. Accordingly, no provision for federal income or excise tax is necessary.

D. EXPENSES The Fund bears all costs of its operations other than expenses specifically assumed by Citibank. Expenses incurred by the Trust with respect to any two or more funds or series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund's share of the Portfolio's expenses are charged against and reduce the amount of the Fund's investment in the Portfolio.

E. DISTRIBUTIONS Distributions to shareholders are recorded on ex-dividend date. The amount and character of income and net realized gains to be distributed are deter



                     12 | 2000 Annual Report to Shareholders

SMITH BARNEY INTERNATIONAL LARGE CAP FUND

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

mined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. These differences are attributable to permanent book and tax accounting differences. Reclassifications are made to the Fund's capital accounts to reflect income and net realized gains available for distribution (or available capital loss carryovers) under income tax rules and regulations. For the year ended December 31, 2000, the Fund reclassified $241,193 to accumulated net investment loss from accumulated net realized loss.

2. Administrative Fees

Under the terms of an Administrative Services Agreement, the administrative services fees paid to the Administrator, as compensation for overall administrative services, including general office facilities, may not exceed an annual rate of 0.30% of the Fund's average daily net assets. The administrative fees amounted to $78,076 of which $3,423 was voluntarily waived for the year ended December 31, 2000. Citibank acts as Sub-Administrator and performs such duties and receives certain compensation from CFBDS from time to time as agreed to by CFBDS and Citibank. The Fund pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain officers and a Trustee of the Fund are officers and directors of the Administrator or its affiliates.

3. Shareholder Servicing Agents' Fees

The Fund has entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which the Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent receives fees from the Fund, which may be paid periodically, represented by shares owned during the period for which payment is being made by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. The Shareholder Servicing

Agents' fees, computed at an annual rate of 0.25%, for Class A and 0.15% for Class B, amounted to $63,942 for Class A. The Shareholder Servicing Agents' fees for Class B amounted to $662, all of which was voluntarily waived for the year ended December 31, 2000.

4. Service Fees

The Fund maintains separate Service Plans for Class A and Class B shares, which have been adopted in accordance with Rule 12b-1 under the 1940 Act. Under the Class A Service Plan, the Fund may pay monthly fees at an annual rate not to exceed 0.10% of the average daily net assets represented by Class A shares of the Fund. The Service fees for Class A shares amounted to $25,577 all of which was voluntarily waived for the year ended December 31, 2000. Under the Class B and Class L Service Plan, the Fund may pay a combined monthly distribution and service fees at an annual rate not to exceed 1.00% of the average daily net assets represented by Class B shares and Class L shares of the Fund. The Distribution fees for Class B and Class L shares amounted to $4,413 and $71, respectively, for the year ended December 31, 2000. These fees may be used to make payments to the Distributor for distribution services and to others as compensation for the sale of shares of the applicable class of the Fund, for advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund may also make payments to the Distributor and others for providing personal service or the maintenance of shareholder accounts.

5. Investment Transactions

Increases and decreases in the Fund's investment in the Portfolio for the year ended December 31, 2000 aggregated $16,029,898 and $6,206,644 respectively.

                     13 | 2000 Annual Report to Shareholders

SMITH BARNEY INTERNATIONAL LARGE CAP FUND

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

6. Shares Of Beneficial Interest

The  Declaration  of Trust permits the Trustees to issue an unlimited  number of
full  and  fractional  shares  of  beneficial   interest  (without  par  value).
Transactions in shares of beneficial interest were as follows:

                                                                             YEAR ENDED DECEMBER 31,
                                                                          -----------------------------
                                                                              2000             1999
=======================================================================================================
CLASS A
Shares sold                                                                1,184,673          383,870
Shares issued to shareholders from reinvestment of distributions             200,741          107,342
Shares repurchased                                                          (449,700)        (594,039)
-------------------------------------------------------------------------------------------------------
Class A net increase (decrease)                                              935,714         (102,827)
=======================================================================================================
CLASS B*
Shares sold                                                                   24,238           21,952
Shares issued to shareholders from reinvestment of distributions               3,014            1,179
Shares repurchased                                                            (7,244)          (2,676)
-------------------------------------------------------------------------------------------------------
Class B net increase                                                          20,008           20,455
=======================================================================================================
CLASS L**
Shares sold                                                                    9,533               --
Shares issued to shareholders from reinvestment of distributions                 275               --
Shares repurchased                                                              (375)              --
-------------------------------------------------------------------------------------------------------
Class L net increase                                                           9,433               --
=======================================================================================================

 * JANUARY 4, 1999 (COMMENCEMENT OF OPERATIONS)
** SEPTEMBER 22, 2000 (COMMENCEMENT OF OPERATIONS)

7. Expense Fees

CFBDS has entered into an expense agreement with the Fund. CFBDS has agreed to pay all of the ordinary operating expenses (excluding interest, taxes, brokerage commissions, litigation costs or other extraordinary costs or expenses) of the Fund, other than fees paid under the Administrative Services Agreement, Distribution Agreement and Shareholder Servicing Agreements. The Agreement may be terminated by either party upon not less than 30 days nor more than 60 days written notice.

The Fund has agreed to pay to CFBDS an expense fee, on an annual basis, accrued daily and paid monthly; provided, however, that such fee shall not exceed the amount such that immediately after any such payment the aggregate ordinary operating expenses of the Fund, including expenses allocated from the Portfolio less expenses waived by the Administrator, would on an annual basis exceed an agreed upon rate, currently 1.75% of Class A, 2.50% of Class B and 2.35% of Class L average daily net assets.

                     14 | 2000 Annual Report to Shareholders

SMITH BARNEY INTERNATIONAL LARGE CAP FUND

--------------------------------------------------------------------------------
 INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

TO THE TRUSTEES AND THE SHAREHOLDERS OF CITIFUNDS INTERNATIONAL TRUST (THE
TRUST):
SMITH BARNEY INTERNATIONAL LARGE CAP FUND (FORMERLY CITIFUNDS INTERNATIONAL GROWTH PORTFOLIO):

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Smith Barney International Large Cap Fund (the "Fund"), a series of CitiFunds International Trust, at December 31, 2000, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.







PricewaterhouseCoopers LLP
Boston, Massachusetts
February 21, 2001











                     15 | 2000 Annual Report to Shareholders

INTERNATIONAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                                                 DECEMBER 31, 2000
----------------------------------------------------------------------------------------------------------
     SHARES     SECURITY                            INDUSTRY                                    VALUE
==========================================================================================================
COMMON STOCKS--100%
AUSTRALIA--0.0%
        188     Australia & New Zealand Bank        Banks                                   $      1,504
----------------------------------------------------------------------------------------------------------
FINLAND--4.4%
     41,478     Metso OYJ                           Machinery                                    456,931
     28,532     Nokia AB                            Communications Equipment                   1,272,598
----------------------------------------------------------------------------------------------------------
                                                                                               1,729,529
----------------------------------------------------------------------------------------------------------
FRANCE -- 11.4%
     14,288     Alcatel                             Communications Equipment                     811,694
      9,762     Aventis SA                          Chemicals                                    841,926
      1,494     AXA-UAP                             Insurance                                    219,658
      7,867     BNP Paribas                         Banking                                      685,088
          1     Bouygues                            Wireless Telecommunication Services               45
      2,849     France Telecom                      Diversified Telecommunication Services       245,986
      1,815     L'Oreal                             Personal Products                            155,601
      6,641     Societe Generale                    Banks                                        408,491
      3,348     Total Fina                          Oil & Gas                                    497,973
      3,562     Unibail SA                          Real Estate                                  568,535
----------------------------------------------------------------------------------------------------------
                                                                                               4,434,997
----------------------------------------------------------------------------------------------------------
GERMANY -- 4.8%
      1,141     Allianz AG                          Insurance                                    427,060
      6,397     Deutsche Bank AG                    Banks                                        540,648
     14,644     Deutsche Telekom AG                 Diversified Telecommunication Services       441,398
        465     Munich Reinsurance AG               Insurance                                    166,384
       2268     Siemens AG NPV                      Industrial Conglomerates                     298,351
----------------------------------------------------------------------------------------------------------
                                                                                               1,873,841
----------------------------------------------------------------------------------------------------------
HONG KONG -- 1.1%
      3,100     Hang Seng Bank                      Banks                                         41,732
     27,500     Hutchinson Whampoa                  Diversified Financials                       342,882
      8,000     Johnson Electric Holdings           Electrical Equipment                          12,359
     44,612     Pacific Century                     Diversified Telecommunication Services        28,599
----------------------------------------------------------------------------------------------------------
                                                                                                 425,572
----------------------------------------------------------------------------------------------------------
IRELAND -- 0.8%
     16,419     CRH                                 Construction Materials                       309,391
----------------------------------------------------------------------------------------------------------
ITALY-- 5.6%
     40,684     ENI                                 Oil & Gas                                    266,451
    119,229     Saipem                              Energy Equipment & Services                  650,464
     71,989     Telecom Italia Mobile Spa           Wireless Telecommunication Services          574,580
     60,584     Telecom Italia Spa                  Diversified Telecommunication Services       670,145
----------------------------------------------------------------------------------------------------------
                                                                                               2,161,640
----------------------------------------------------------------------------------------------------------
JAPAN -- 23.2%
      2,000     Acom Co.                            Diversified Financials                       147,481
      1,100     Advantest                           Semiconductor Equipment & Products           102,957
     25,000     Asahi Glass Co.                     Building Products                            206,219
      6,000     Eisai Co.                           Pharmaceuticals                              209,937
         31     East Japan Railway                  Road & Rail                                  181,683
      4,000     Fuji Photo Film Co.                 Leisure Equipment & Products                 167,250
     12,000     Fujitsu Ltd.                        Computers & Peripherals                      176,767
     38,000     Hitachi                             Electronic Equipment & Instruments           338,383

                       SEE NOTES TO FINANCIAL STATEMENTS.

                    16 | 2000 Annual Report to Shareholders

INTERNATIONAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)                                                     DECEMBER 31, 2000
----------------------------------------------------------------------------------------------------------
     SHARES     SECURITY                            INDUSTRY                                    VALUE
==========================================================================================================
JAPAN-- (CONTINUED)
     15,000     Hitachi Cable                       Electrical Equipment                    $    136,197
      8,000     Honda Motor Co. Ltd.                Automobiles                                  298,111
        800     Itochu Technology Science           Industrial Conglomerates                     148,286
      9,000     Kao Corp.                           Household Products                           261,372
      2,000     Kyocera Corp.                       Electronic Equipment & Instruments           218,160
     10,000     Marui Co.                           Multiline Retail                             150,891
      9,000     Matsushita Electrical Industry      Household Durables                           214,923
     24,000     Mitsubishi Estate                   Real Estate                                  256,123
     21,000     Mitsui Mining & SM                  Metals & Mining                              161,652
     21,000     Mitsui & Co.                        Trading Companies & Distribution             132,076
         46     Mizuho Holdings                     Banks                                        284,885
    133,000     Nippon Steel Corp.                  Metals & Mining                              219,883
         89     Nippon Telephone                    Diversified Telecommunication Services       640,719
        250     Nippon TV Network                   Media                                         84,631
     61,000     Nissan Motor Co.                    Automobiles                                  351,102
      6,400     Nitto Denko Corp.                   Electrical Equipment                         173,548
     15,000     Nomura Securities                   Diversified Financials                       269,638
     27,000     NSK                                 Machinery                                    165,089
     37,000     Osaka Gas Co. Ltd.                  Gas Utilities                                112,307
     13,000     Ricoh Co.                           Office Electronics                           239,941
      1,200     Rohm Co. Ltd.                       Semiconductor Equipment & Products           227,782
      2,000     Seven Eleven Japan                  Food & Drug Retailing                        113,716
      5,000     Sony Corp.                          Household Durables                           345,521
     40,000     Sumitomo Bank                       Banks                                        410,427
     36,000     Sumitomo Chemical                   Chemicals                                    178,551
      7,000     Takeda Chemical Industry            Pharmaceuticals                              413,925
      6,000     Tokyo Broadcasting                  Media                                        177,396
     14,700     Tokyo Electric Power                Electric Utilities                           364,543
     44,000     Toray Industry Inc.                 Chemicals                                    165,500
     18,000     Toyota Motor Corp.                  Automobiles                                  574,703
----------------------------------------------------------------------------------------------------------
                                                                                               9,022,275
----------------------------------------------------------------------------------------------------------
NETHERLANDS-- 7.6%
      3,368     Aegon NV                            Insurance                                    139,342
     17,948     Ahold NV                            Food & Drug Retailing                        579,075
     12,000     ING Groep NV                        Diversified Financials                       969,129
     17,439     Philips Electronics NV              Household Durables                           627,718
     10,162     Royal Dutch Petroleum               Oil & Gas                                    639,641
----------------------------------------------------------------------------------------------------------
                                                                                               2,954,905
----------------------------------------------------------------------------------------------------------
PORTUGAL -- 1.5%
    173,573     Electric De Portugal                Electric Utilities                           588,507
----------------------------------------------------------------------------------------------------------
SINGAPORE-- 1.2%
     24,500     Overseas Chinese Bank               Banks                                        182,477
     12,000     Singapore Press Holding             Media                                        177,367
     65,000     Singapore Telecomm                  Diversified Telecommunication Services       100,953
----------------------------------------------------------------------------------------------------------
                                                                                                 460,797
----------------------------------------------------------------------------------------------------------
SPAIN -- 2.1%
      9,755     Acerinox SA                         Metals & Mining                              309,831
     31,078     Telefonica SA                       Diversified Telecommunication Services       513,607
----------------------------------------------------------------------------------------------------------
                                                                                                 823,438
----------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                     17 | 2000 Annual Report to Shareholders

INTERNATIONAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)                                                     DECEMBER 31, 2000
----------------------------------------------------------------------------------------------------------
     SHARES     SECURITY                            INDUSTRY                                    VALUE
==========================================================================================================
SWEDEN--0.9%
     30,973     L.M. Ericsson Telefon (Series B)    Communications Equipment                 $   352,749
----------------------------------------------------------------------------------------------------------
SWITZERLAND--8.1%
      2,129     Credit Suisse GRP                   Banks                                        405,317
        479     Nestle SA                           Food Products                              1,122,672
        486     Novartis AG                         Pharmaceuticals                              859,023
         14     Roche Holdings AGM                  Pharmaceuticals                              142,600
      3,789     UBS AG                              Banks                                        620,298
----------------------------------------------------------------------------------------------------------
                                                                                               3,149,910
----------------------------------------------------------------------------------------------------------
UNITED KINGDOM-- 27.3%
     25,119     AstraZeneca                         Pharmaceuticals                            1,267,665
     55,871     Bass                                Hotels Restaurants & Leisure                 620,359
      4,967     Barclays                            Banks                                        155,037
    101,312     BP Amoco                            Oil & Gas                                    818,056
     50,000     British Airways                     Airlines                                     293,098
     20,501     British Telecommunications Plc.     Diversified Telecommunication Services       175,347
     38,083     CGNU                                Insurance                                    616,150
     11,976     CRH                                 Construction Materials                       222,885
     72,390     Carlton Communications              Media                                        661,376
     52,486     Diageo Plc.                         Beverages                                    588,617
     11,953     GlaxoSmithKline                     Pharmaceuticals                              337,806
     50,557     HSBC Holdings                       Banks                                        751,557
     15,171     Lloyds TSB Group Plc.               Banks                                        160,611
     37,312     Rio Tinto                           Metals & Mining                              666,442
     27,801     Royal Bank                          Banks                                        657,651
    105,777     Scottish Power                      Electric Utilities                           836,353
    124,404     Tesco                               Food & Drug Retailing                        507,373
    343,247     Vodafone Group                      Wireless Telecommunication Services        1,260,047
----------------------------------------------------------------------------------------------------------
                                                                                              10,596,430
----------------------------------------------------------------------------------------------------------
                TOTAL INVESTMENTS
                (IDENTIFIED COST--$40,220,279)                                               $38,885,485
==========================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                     18 | 2000 Annual Report to Shareholders

INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                            DECEMBER 31, 2000
--------------------------------------------------------------------------------

ASSETS:
   Investments at value (Note 1A) (Identified Cost, $40,220,279)   $  38,885,485
   Foreign currency, at value (Cost, $456,336)                           454,358
   Cash                                                                  116,201
   Dividends and interest receivable                                      32,316
   Receivable for investments sold                                    22,653,793
--------------------------------------------------------------------------------
   TOTAL ASSETS                                                       62,142,153
--------------------------------------------------------------------------------
LIABILITIES:
   Payable for investments purchased                                  22,333,199
   Payable to affiliates-- Investment Advisory fees (Note 2)              33,767
   Accrued expenses and other liabilities                                  6,415
--------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                  22,373,381
--------------------------------------------------------------------------------
NET ASSETS                                                           $39,768,772
================================================================================
REPRESENTED BY: PAID-IN CAPITAL FOR BENEFICIAL INTERESTS             $39,768,772
================================================================================


                       SEE NOTES TO FINANCIAL STATEMENTS.

                     19 | 2000 Annual Report to Shareholders

INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 2000

INVESTMENT INCOME:
   Dividend income (net of foreign witholding tax of $72,668)      $    339,364
================================================================================
EXPENSES:
   Investment Advisory fees (Note 2)                                    405,602
   Administrative fees (Note 3)                                          20,296
   Interest expense                                                       6,156
--------------------------------------------------------------------------------
   Total expenses                                                       432,054
   Less aggregate amount waived by the Administrator (Note 3)           (20,296)
--------------------------------------------------------------------------------
   TOTAL EXPENSES                                                       411,758
--------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                     (72,394)
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investment transactions                          1,671,630
Net realized gain on foreign currency transactions                       17,123
--------------------------------------------------------------------------------
   Net realized gain                                                  1,688,753
--------------------------------------------------------------------------------
Unrealized appreciation (depreciation) of investments               (13,124,043)
Translation of other assets and liabilities denominated
   in foreign currencies--net                                               380
--------------------------------------------------------------------------------
   Total unrealized depreciation of investments                     (13,123,663)
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                     (11,434,910)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $(11,507,304)
================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                     20 | 2000 Annual Report to Shareholders

INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE YEAR ENDED DECEMBER 31,                         2000            1999
================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
   Net investment gain (loss)                        $   (72,394)   $    70,282
   Net realized gain on investments and
     foreign exchange transactions                     1,688,753      3,193,288
   Unrealized appreciation (depreciation) of
     investments and foreign exchange transactions   (13,123,663)     7,484,090
--------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS                       (11,507,304)    10,747,660
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
   Proceeds from contributions                         21,734,30     96,143,220
   Value of withdrawals                               (9,763,430)   (14,825,240)
--------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS
     FROM CAPITAL TRANSACTIONS                        11,970,879     (8,682,020)
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                               463,575      2,065,640
--------------------------------------------------------------------------------
NET ASSETS:
   Beginning of period                                39,305,197     37,239,557
--------------------------------------------------------------------------------
   END OF PERIOD                                     $39,768,772    $39,305,197
================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                     21 | 2000 Annual Report to Shareholders

INTERNATIONAL EQUITY PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
                                                                                  YEAR ENDED DECEMBER 31,
                                                                  ---------------------------------------------------------
                                                                    2000        1999        1998        1997        1996
===========================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's omitted)                      $39,769     $39,305     $37,240     $33,770     $49,056
   Ratio of expenses to average net assets                           1.00%       1.00%       1.00%       1.00%       1.11%
   Ratio of net investment income (loss) to average net assets      (0.18)%      0.20%       0.42%       0.58%       0.65%
   Portfolio turnover                                                 118%         68%        118%         99%        109%
===========================================================================================================================
Note: If the Agents of the Portfolio had not voluntarily waived a portion of their fees for the periods indicated, the ratios would have been as follows:

   Expenses to average net assets                                    1.05%       1.05%       1.05%       1.06%       1.13%
   Net investment income (loss) to average net assets               (0.23)%      0.15%       0.37%       0.52%       0.63%
===========================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                    22 | 2000 Annual Report to Shareholders

INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

International Equity Portfolio (the "Portfolio"), a separate series of The Premium Portfolios (the "Portfolio Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Adviser of the Portfolio is Citibank N.A. ("Citibank"). Signature Financial Group (Grand Cayman), Ltd. ("SFG") acted as the Portfolio's Administrator through October 31, 2000 and the Sub-Administrator thereafter. Citibank acted as the Fund Sub-Administrator through October 31, 2000 and the Administrator thereafter. Citibank is a wholly-owned subsidiary of Citigroup Inc.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following significant accounting policies consistently followed by the Portfolio are as follows:

A. INVESTMENT SECURITY VALUATIONS Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted securities or listed securities for which last sale prices are not available are valued at last quoted bid prices. Securities listed on a foreign exchange are valued at the last quoted sale price available. Short-term obligations maturing in sixty days or less are valued at amortized cost, which constitutes fair value as determined by the Trustees. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time of fund valuation, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Trustees.

B. FOREIGN CURRENCY TRANSLATION The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Translation of foreign currency includes net exchange gains and losses, disposition of foreign currency and the difference between the amount of investment income, expenses and foreign taxes withheld recorded and the actual amount received or paid.

C. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS The Portfolio may enter into forward foreign currency exchange contracts ("contracts") in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Portfolio could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized
gains  or  losses  until  the  contract   settlement  date.

D. ACCOUNTING FOR INVESTMENTS Securities transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from

                    23 | 2000 Annual Report to Shareholders

INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

portfolio securities are recorded on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is accrued daily.

E. U.S. FEDERAL INCOME AND OTHER TAXES The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income and net realized and unrealized gains.

F. EXPENSES The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG. Expenses incurred by the Portfolio Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

G. REPURCHASE AGREEMENTS It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

2. INVESTMENT ADVISORY FEES

The investment advisory fees paid to Citibank, as compensation for overall investment management services, amounted to $405,602 for the year ended December 31, 2000. The investment advisory fees are computed at the annual rate of 1.00% of the Portfolio's average daily net assets.

3. ADMINISTRATIVE FEES

Under the terms of an Administrative Services Agreement, the administrative services fees paid to the Administrator, as compensation for overall administrative services including general office facilities, is computed at an annual rate of 0.05% of the Portfolio's average daily net assets. The administrative fees amounted to $20,296, all of which was voluntarily waived for the year ended December 31, 2000. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain officers and a Trustee of the Portfolio are officers and directors of the Administrator or its affiliates.

4. PURCHASES AND SALES OF INVESTMENTS

Purchases  and  sales  of  investments,   other  than  short-term   obligations,
aggregated $59,128,913 and $47,357,903, respectively, for the year ended December 31, 2000.

5. FEDERAL INCOME TAX BASIS OF INVESTMENTS

The cost and unrealized appreciation (depreciation) in value of the investment securities owned at December 31, 2000, as computed on a federal income tax basis, are as follows:

================================================================================
Aggregate cost                                                    $  40,339,350
--------------------------------------------------------------------------------
Gross unrealized appreciation                                     $   1,327,189
Gross unrealized depreciation                                        (2,781,054)
--------------------------------------------------------------------------------
Net unrealized depreciation                                       $  (1,453,865)
================================================================================


6. EXPENSE FEES

SFG has entered into an expense agreement with the Portfolio. SFG has agreed to pay all of the ordinary operating expenses (excluding interest, taxes, brokerage commissions, litigation costs or other extraordinary costs or expenses) of the Portfolio, other than fees paid under the Advisory Agreement, and Administrative Services Agreement. The Agreement may be terminated by either party upon not less than 30 days nor more than 60 days written notice.

                    24 | 2000 Annual Report to Shareholders

INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

The Portfolio has agreed to pay SFG an expense fee, on an annual basis, accrued daily and paid monthly; provided however, that such fee shall not exceed the amount such that immediately after any such payment the aggregate expenses of the Portfolio less expenses waived by the Administrator would on an annual basis exceed an agreed upon rate, which as of July 1, 1996 is 1.00% of average daily net assets.

7. FINANCIAL INSTRUMENTS

The Portfolio may trade financial instruments with off-balance sheet risk in the normal course of its investing activities and to assist in managing exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts.

The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when related and offsetting transactions are considered. No such instruments were held at December 31, 2000.

8. LINE OF CREDIT

The Portfolio, along with various other Portfolios in the family of funds, entered into an ongoing line of credit agreement with a bank which allows the Funds and Portfolios collectively to borrow $75 million for temporary or emergency purposes. Interest on borrowing, if any, is charged to the specific portfolio executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended December 31, 2000 the commitment fee allocated to the Portfolio was $90. Since the line of credit was established, there have been no borrowings.

                    25 | 2000 Annual Report to Shareholders

INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

TO THE TRUSTEES AND THE INVESTORS OF THE PREMIUM PORTFOLIOS
WITH RESPECT TO ITS SERIES, INTERNATIONAL EQUITY PORTFOLIO:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of International Equity Portfolio (the "Portfolio"), a series of The Premium Portfolios, at December 31, 2000, and the related statements of operations and of changes in net assets and the financial highlights for the periods indicated. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform an audit to obtain reasonable assurance whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

In our opinion, these financial statements present fairly, in all material respects, the financial position of the Portfolio at December 31, 2000, the results of its operations and the changes in its net assets and the financial highlights for the periods indicated, in accordance with accounting principles generally accepted in the United States of America.


PricewaterhouseCoopers LLP
Chartered Accountants
Toronto, Ontario
February 21, 2001


                    26 | 2000 Annual Report to Shareholders

                      This Page Intentionally Left Blank.

                      This Page Intentionally Left Blank.

--------------------------------------------------------------------------------
SMITH BARNEY
INTERNATIONAL LARGE CAP FUND
--------------------------------------------------------------------------------

TRUSTEES & OFFICERS
C. Oscar Morong Jr., Chairman
Heath B. McLendon, President*
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley
E. Kirby Warren
William S. Woods Jr.**


SECRETARY
Robert I. Frenkel*


TREASURER
Lewis E. Daidone*

  * Affiliated Person of
    Investment Manager

 ** Trustee Emeritus

INVESTMENT MANAGER
(of International Equity Portfolio)
Citibank, N.A.
153 East 53rd Street,
New York, NY 10043


DISTRIBUTOR
Salomon Smith Barney Inc.


CUSTODIAN
State Street Bank
  & Trust Company


TRANSFER AGENT
Citi Fiduciary Trust Company
125 Broad Street, 11th Floor
New York, New York 10004


SUB-TRANSFER AGENT
PFPC Global Fund Services
P.O. Box 9699
Providence, Rhode Island
02940-9699

SMITH BARNEY INTERNATIONAL LARGE CAP FUND

This report is submitted for general information of the shareholders of Smith Barney International Large Cap Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after January 31, 2001, this report must be accompanied by performance information for the most recently completed calendar quarter.

SMITH BARNEY INTERNATIONAL LARGE CAP FUND
Smith Barney Mutual Funds
388 Greenwich Street, MF-2
New York, New York 10013

For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

www.smithbarney.com/mutualfunds


[LOGO]

Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

FD02221 2/01